Liquidity and Capital Resources (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Liquidity And Capital Resources Details Narrative Abstract
Net loss	$ (3,563,138)	$ (456,183)
Net cash used in operating activities	(3,044,129)	$ (200,605)
Accumulated deficit	(24,346,222)		$ (20,783,084)
Working capital	9,841,325
Cash and cash equivalents	9,486,757		$ 12,241,339
Disposal of notes	$ 1,000,000